Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [abstract]
CASH AND CASH EQUIVALENTS	NOTE 5—CASH AND CASH EQUIVALENTS
	December 31
	2016	2017
	NIS in thousands
Breakdown by currency:
NIS	2,473	9,654
In foreign currency (mainly U.S. dollars)	1,324	8,163
	3,797	17,817